                                             JOHN B. TOWERS
                                             COUNSEL
                                             Metropolitan Life Insurance Company
                                             501 Boylston Street
                                             Boston, MA 02116-3700


The Travelers Life Insurance Company
The Travelers Life and Annuity Company
One City Place
Hartford, CT  06103-3415

VIA EDGAR TRANSMISSION

May 3, 2006

Securities Exchange Commission
100 F Street, N.E.
Washington, DC   20549

RE:      The Travelers Insurance Company ("TIC")
         The Travelers Life and Annuity Company ("TLAC")
         Registration Statements on Form N-4
         Filings Pursuant to Rule 497(j) of The Securities Act of 1933
         -------------------------------------------------------------

Commissioners:

         In accordance with Rule 497(j) under the Securities Act of 1933, the Registrants shown on the attached Appendix hereby certify that:

         1. For each Registration Statement shown on the Appendix, the form of Prospectus that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

         2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

         You may direct any questions regarding this filing to the undersigned at (617) 578-2734.

Very truly yours,

/s/ John B. Towers
John B. Towers
Counsel
Metropolitan Life Insurance Company

Attachment


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                                    APPENDIX
                     REGISTRANTS AND REGISTRATION STATEMENTS
                 CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE
                             SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------
                 REGISTRANT                 REGISTRATION            1940 ACT        DEPOSITOR        FORM
                                              STATEMENT              NUMBER
------------------------------------------------------------------------------------------------------------
Travelers Separate Account PF for Variable    333-32581             811-08317          TLAC           N-4
Annuities
------------------------------------------------------------------------------------------------------------
Travelers Separate Account PF II for          333-72334             811-08313          TIC            N-4
Variable Annuities
------------------------------------------------------------------------------------------------------------
Travelers Separate Account PF for Variable    333-32589             811-08313          TIC            N-4
Annuities
------------------------------------------------------------------------------------------------------------
Travelers Separate Account PF II for          333-72336             811-08317          TLAC           N-4
Variable Annuities
------------------------------------------------------------------------------------------------------------